JPMorgan ActiveBuilders Emerging Markets Equity ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2024.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.8%
Australia — 0.1%
Rio Tinto plc	8,049	557,147
Austria — 0.0% ^
Erste Group Bank AG	8,323	358,542
Brazil — 6.4%
Ambev SA	327,365	864,930
Arcos Dorados Holdings, Inc., Class A	71,437	884,390
Atacadao SA	461,161	974,559
B3 SA - Brasil Bolsa Balcao	1,359,882	3,590,194
Banco Bradesco SA (Preference)	430,215	1,333,785
Banco BTG Pactual SA	86,764	631,851
Banco do Brasil SA	425,482	4,855,634
BB Seguridade Participacoes SA	164,002	1,138,719
Centrais Eletricas Brasileiras SA (Preference)	80,183	742,531
Cia Energetica de Minas Gerais (Preference)	237,892	554,108
Cury Construtora e Incorporadora SA	92,234	344,593
Gerdau SA (Preference)	106,766	454,053
Itau Unibanco Holding SA (Preference)	759,236	5,037,156
Itausa SA (Preference)	664,129	1,345,845
Localiza Rent a Car SA	200,846	2,205,722
Lojas Renner SA	644,929	2,097,087
MercadoLibre, Inc. *	3,098	5,303,187
Natura & Co. Holding SA *	97,630	316,868
NU Holdings Ltd., Class A *	187,581	1,615,072
Petroleo Brasileiro SA, ADR	394,858	6,740,226
Porto Seguro SA *	118,768	640,538
Raia Drogasil SA	384,579	1,963,880
Rumo SA	106,125	494,596
SLC Agricola SA	90,294	348,462
Suzano SA	57,518	601,023
Telefonica Brasil SA	54,983	569,318
TIM SA	701,104	2,465,128
TOTVS SA	44,356	283,358
Transmissora Alianca de Energia Eletrica S/A	96,525	719,301
Vale SA, ADR	239,152	3,273,991
Vibra Energia SA *	91,669	440,361
WEG SA	245,069	1,597,717
		54,428,183
Chile — 0.4%
Banco de Chile	2,902,251	325,403
Banco Santander Chile	61,835,911	2,859,695
		3,185,098
China — 24.8%
Agricultural Bank of China Ltd., Class H	564,000	218,376
Aier Eye Hospital Group Co. Ltd., Class A	314,233	560,834
Airtac International Group	26,562	796,057
Alibaba Group Holding Ltd.	1,693,586	15,189,736

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Aluminum Corp. of China Ltd., Class H	596,000	290,467
Angel Yeast Co. Ltd., Class A	182,209	782,896
Anhui Heli Co. Ltd., Class A	103,900	254,335
Anjoy Foods Group Co. Ltd., Class A	70,900	733,798
Anker Innovations Technology Co. Ltd., Class A	30,200	287,935
Asymchem Laboratories Tianjin Co. Ltd., Class H (a)	36,000	279,198
Avary Holding Shenzhen Co. Ltd., Class A	93,500	227,649
Baidu, Inc., Class A *	140,800	1,822,968
Bank of China Ltd., Class H	564,000	211,653
Beijing Kingsoft Office Software, Inc., Class A	28,004	831,392
BOE Technology Group Co. Ltd., Class A	1,155,300	578,546
Budweiser Brewing Co. APAC Ltd. (a)	974,828	1,536,468
BYD Co. Ltd., Class H	31,000	694,095
BYD Electronic International Co. Ltd.	97,500	333,997
Chacha Food Co. Ltd., Class A	127,900	542,760
China CITIC Bank Corp. Ltd., Class H	740,000	366,746
China Construction Bank Corp., Class H	8,504,000	5,050,216
China Merchants Bank Co. Ltd., Class H	2,089,500	7,617,034
China Merchants Energy Shipping Co. Ltd., Class A	298,300	270,937
China Oilfield Services Ltd., Class H	262,000	251,810
China Overseas Land & Investment Ltd.	946,500	1,431,856
China Pacific Insurance Group Co. Ltd., Class H	1,082,400	1,991,586
China Petroleum & Chemical Corp., Class H	3,290,000	1,711,470
China Resources Gas Group Ltd.	565,300	1,603,182
China Resources Land Ltd.	216,000	655,788
China Resources Mixc Lifestyle Services Ltd. (a)	219,082	632,668
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	109,700	798,602
China Yangtze Power Co. Ltd., Class A	1,125,775	3,823,448
Chongqing Brewery Co. Ltd., Class A	163,600	1,266,811
CITIC Securities Co. Ltd., Class H	576,500	1,125,169
CMOC Group Ltd., Class H	549,000	300,717
Contemporary Amperex Technology Co. Ltd., Class A	41,200	869,487
CSPC Pharmaceutical Group Ltd.	878,000	645,936
DaShenLin Pharmaceutical Group Co. Ltd., Class A	99,112	314,364
Dongfang Electric Corp. Ltd., Class H	177,800	152,240
ENN Energy Holdings Ltd.	61,500	457,797
Flat Glass Group Co. Ltd., Class H	239,000	359,461
Focus Media Information Technology Co. Ltd., Class A	1,760,600	1,384,921
Foshan Haitian Flavouring & Food Co. Ltd., Class A	113,430	536,647
Foxconn Industrial Internet Co. Ltd., Class A	772,300	1,427,412
Fuyao Glass Industry Group Co. Ltd., Class H (a)	856,000	3,869,902
Ganfeng Lithium Group Co. Ltd. (a)	143,200	382,531
GF Securities Co. Ltd., Class H	315,800	317,823
Gree Electric Appliances, Inc. of Zhuhai, Class A	104,500	513,234
Guangdong Dongpeng Holdings Co. Ltd., Class A	242,700	251,178
Guangdong Investment Ltd.	922,000	536,021
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	60,100	436,897
H World Group Ltd.	834,686	2,616,266

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Haier Smart Home Co. Ltd., Class H	2,332,600	6,591,141
Hangzhou First Applied Material Co. Ltd., Class A	85,460	270,357
Hefei Meiya Optoelectronic Technology, Inc., Class A	345,121	743,421
Hisense Home Appliances Group Co. Ltd.	119,000	285,683
HLA Group Corp. Ltd.	281,800	301,294
Hongfa Technology Co. Ltd., Class A	194,900	608,068
Huayu Automotive Systems Co. Ltd., Class A	512,446	1,159,358
Hundsun Technologies, Inc., Class A	192,600	562,942
Imeik Technology Development Co. Ltd., Class A	10,400	392,369
Industrial & Commercial Bank of China Ltd., Class H	463,000	225,541
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,488,413	5,613,598
JA Solar Technology Co. Ltd., Class A	128,500	305,537
Jason Furniture Hangzhou Co. Ltd., Class A	99,636	470,360
JD Health International, Inc. * (a)	243,420	803,234
JD.com, Inc., Class A	335,302	3,780,911
Jiangsu Hengli Hydraulic Co. Ltd., Class A	297,100	2,018,023
Jiangxi Copper Co. Ltd., Class H	118,000	165,027
Kanzhun Ltd., ADR	92,452	1,286,007
KE Holdings, Inc., Class A	116,268	544,277
Kingdee International Software Group Co. Ltd. *	932,000	900,931
Kunlun Energy Co. Ltd.	596,000	533,955
Kweichow Moutai Co. Ltd., Class A	28,400	6,347,931
Lenovo Group Ltd.	186,000	194,755
Lens Technology Co. Ltd., Class A	208,100	302,297
Lingyi iTech Guangdong Co., Class A	330,900	218,344
LONGi Green Energy Technology Co. Ltd., Class A	251,996	678,405
Luxshare Precision Industry Co. Ltd., Class A	160,000	566,596
Luzhou Laojiao Co. Ltd., Class A	42,000	859,459
Meituan * (a)	600,628	4,830,988
Midea Group Co. Ltd., Class A	565,212	4,580,681
Minth Group Ltd.	98,000	158,852
Montage Technology Co. Ltd., Class A	70,277	439,625
NARI Technology Co. Ltd., Class A	501,848	1,465,846
NetEase, Inc.	527,148	10,246,761
Ningbo Tuopu Group Co. Ltd., Class A	47,700	323,619
Oppein Home Group, Inc., Class A	51,184	436,534
PDD Holdings, Inc., ADR *	45,988	5,834,498
PetroChina Co. Ltd., Class H	2,466,000	1,783,820
PICC Property & Casualty Co. Ltd., Class H	1,384,000	1,721,510
Ping An Insurance Group Co. of China Ltd., Class H	1,513,000	6,359,961
Qingdao Haier Biomedical Co. Ltd., Class A	46,120	181,708
Shanghai Baosight Software Co. Ltd., Class A	252,251	1,438,080
Shenzhen Envicool Technology Co. Ltd., Class A	95,400	254,967
Shenzhen Inovance Technology Co. Ltd., Class A	59,500	463,404
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	52,100	1,947,786
Shenzhen Transsion Holdings Co. Ltd., Class A	19,198	364,932
Shenzhou International Group Holdings Ltd.	357,400	3,182,793
Sichuan Road and Bridge Group Co. Ltd., Class A	222,500	248,805

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Sichuan Swellfun Co. Ltd., Class A	72,600	482,585
Silergy Corp.	272,414	3,352,530
Sinopharm Group Co. Ltd., Class H	150,000	394,423
Sinotrans Ltd., Class H	852,000	355,432
Sinotruk Hong Kong Ltd.	169,500	384,967
SITC International Holdings Co. Ltd.	163,000	247,327
Skshu Paint Co. Ltd., Class A *	187,956	941,581
Sunny Optical Technology Group Co. Ltd.	46,488	285,733
Sunresin New Materials Co. Ltd., Class A	85,000	521,694
SUPCON Technology Co. Ltd., Class A	118,921	583,950
Tencent Holdings Ltd.	772,200	26,804,082
Tingyi Cayman Islands Holding Corp.	1,388,000	1,382,085
Topsports International Holdings Ltd. (a)	1,398,652	906,580
Trip.com Group Ltd. *	53,868	1,960,765
Tsingtao Brewery Co. Ltd.	34,000	194,028
Vipshop Holdings Ltd., ADR *	23,521	373,749
Wanhua Chemical Group Co. Ltd., Class A	177,500	1,727,289
Warom Technology, Inc. Co., Class A	85,300	190,663
Weichai Power Co. Ltd., Class H	357,000	630,271
Wuliangye Yibin Co. Ltd., Class A	214,400	3,779,298
WuXi AppTec Co. Ltd., Class H (a)	32,800	226,943
Wuxi Biologics Cayman, Inc. * (a)	698,318	1,837,648
XGD, Inc., Class A	93,500	242,010
Xiamen Faratronic Co. Ltd., Class A	35,800	428,555
Xiaomi Corp., Class B * (a)	426,000	671,176
Xinyi Glass Holdings Ltd.	969,000	803,325
Yifeng Pharmacy Chain Co. Ltd., Class A	96,180	507,654
Yum China Holdings, Inc.	82,319	2,847,414
Yutong Bus Co. Ltd., Class A	165,800	349,380
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	90,100	410,033
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	213,624	624,063
Zhejiang Supor Co. Ltd., Class A	172,873	1,217,890
Zhejiang Weixing New Building Materials Co. Ltd., Class A	100,000	189,170
Zhuzhou CRRC Times Electric Co. Ltd., Class H	215,400	528,776
Zijin Mining Group Co. Ltd., Class H	862,000	1,279,091
ZTO Express Cayman, Inc.	73,056	1,187,159
		211,987,627
Colombia — 0.1%
Bancolombia SA (Preference)	27,875	219,623
Ecopetrol SA	538,520	322,920
		542,543
Czech Republic — 0.0% ^
Komercni Banka A/S	10,954	359,375
Georgia — 0.0% ^
Bank of Georgia Group plc	6,933	333,436

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ghana — 0.1%
Kosmos Energy Ltd. *	78,623	476,455
Greece — 0.6%
Alpha Services and Holdings SA *	226,005	402,485
Eurobank Ergasias Services and Holdings SA *	273,331	527,860
Hellenic Telecommunications Organization SA	45,760	635,371
JUMBO SA	16,451	462,243
Motor Oil Hellas Corinth Refineries SA	11,955	326,612
Mytilineos SA	12,178	500,109
National Bank of Greece SA *	77,786	591,414
OPAP SA	45,543	788,477
Piraeus Financial Holdings SA *	107,861	436,808
		4,671,379
Hong Kong — 1.2%
AIA Group Ltd.	585,600	4,592,521
ASMPT Ltd.	35,600	343,554
Cathay Pacific Airways Ltd. *	330,000	336,243
Hong Kong Exchanges & Clearing Ltd.	86,500	2,622,577
Prudential plc	13,565	139,347
Techtronic Industries Co. Ltd.	228,500	2,426,923
		10,461,165
Hungary — 0.4%
MOL Hungarian Oil & Gas plc	50,863	416,850
OTP Bank Nyrt.	53,197	2,464,553
Richter Gedeon Nyrt.	19,462	525,369
		3,406,772
India — 16.7%
Apollo Tyres Ltd.	61,588	400,954
Asian Paints Ltd.	13,583	482,489
Axis Bank Ltd.	262,620	3,376,588
Bajaj Auto Ltd.	13,568	1,254,266
Bank of Baroda	156,204	465,123
Bharat Electronics Ltd.	516,284	1,156,356
Bharti Airtel Ltd.	21,483	303,051
Biocon Ltd.	80,553	260,606
Birlasoft Ltd.	56,829	580,594
Britannia Industries Ltd.	54,808	3,428,024
Canara Bank	62,742	364,228
Cholamandalam Investment and Finance Co. Ltd.	146,936	2,093,285
Coforge Ltd.	31,400	2,360,490
Colgate-Palmolive India Ltd.	70,049	2,169,418
Computer Age Management Services Ltd.	28,011	978,465
Cummins India Ltd.	35,224	973,205
Dr Lal PathLabs Ltd. (a)	7,256	220,211
Dr Reddy's Laboratories Ltd.	14,558	1,069,678
Eicher Motors Ltd.	30,482	1,411,048
Endurance Technologies Ltd. (a)	28,009	710,059

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
HCL Technologies Ltd.	136,598	2,590,677
HDFC Asset Management Co. Ltd. (a)	18,578	801,378
HDFC Bank Ltd., ADR	151,782	8,422,383
HDFC Bank Ltd.	539,957	9,495,612
HDFC Life Insurance Co. Ltd. (a)	636,037	4,416,499
Hindustan Unilever Ltd.	184,523	5,517,547
ICICI Bank Ltd.	698,830	8,655,110
Indian Oil Corp. Ltd.	164,014	290,447
Info Edge India Ltd.	29,220	1,769,189
Infosys Ltd.	957,211	19,083,127
InterGlobe Aviation Ltd. * (a)	11,689	416,854
ITC Ltd.	412,894	2,194,979
Jubilant Foodworks Ltd.	73,463	459,649
Kajaria Ceramics Ltd.	26,647	443,896
Kotak Mahindra Bank Ltd.	317,372	6,975,464
Larsen & Toubro Ltd.	4,813	201,498
Mahindra & Mahindra Ltd.	254,157	5,053,930
Manappuram Finance Ltd.	173,775	386,483
Maruti Suzuki India Ltd.	22,273	2,731,807
Metropolis Healthcare Ltd. (a)	22,787	448,003
Multi Commodity Exchange of India Ltd.	19,090	784,436
NCC Ltd.	230,462	597,338
Oil & Natural Gas Corp. Ltd.	398,851	1,211,596
Oil India Ltd.	116,335	597,417
Power Finance Corp. Ltd.	178,398	952,576
Power Grid Corp. of India Ltd.	593,378	1,853,326
Reliance Industries Ltd.	261,218	8,974,543
Shriram Finance Ltd.	96,766	2,876,291
State Bank of India	78,149	603,652
Sun TV Network Ltd.	54,122	428,954
Tata Consultancy Services Ltd.	202,912	9,319,978
Triveni Turbine Ltd. *	56,852	257,903
Tube Investments of India Ltd.	44,646	2,098,592
UltraTech Cement Ltd.	29,273	3,579,268
United Spirits Ltd.	150,821	1,977,615
WNS Holdings Ltd., ADR *	31,965	2,216,773
Zensar Technologies Ltd.	53,755	371,698
		143,114,626
Indonesia — 2.2%
Adaro Energy Indonesia Tbk. PT	1,313,000	199,086
Astra International Tbk. PT	958,900	310,722
Bank Central Asia Tbk. PT	9,479,900	5,735,590
Bank Mandiri Persero Tbk. PT	2,009,300	845,947
Bank Negara Indonesia Persero Tbk. PT	1,487,900	541,321
Bank Rakyat Indonesia Persero Tbk. PT	19,458,170	7,009,525
GoTo Gojek Tokopedia Tbk. PT *	42,600,700	236,319
Indofood CBP Sukses Makmur Tbk. PT	338,100	251,923

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
Sumber Alfaria Trijaya Tbk. PT	1,345,600	225,838
Telkom Indonesia Persero Tbk. PT	11,190,000	2,806,753
Unilever Indonesia Tbk. PT	773,500	151,955
United Tractors Tbk. PT	159,500	231,691
		18,546,670
Kazakhstan — 0.0% ^
Kaspi.KZ JSC, ADR (a)	1,396	128,432
Kuwait — 0.1%
National Bank of Kuwait SAKP	269,744	858,872
Macau — 0.1%
Sands China Ltd. *	277,112	727,356
Malaysia — 0.4%
CIMB Group Holdings Bhd.	326,400	429,916
Genting Bhd.	164,400	163,777
Hong Leong Bank Bhd.	68,600	278,407
IHH Healthcare Bhd.	160,200	206,690
Malayan Banking Bhd.	207,400	405,674
Petronas Chemicals Group Bhd.	184,200	263,279
Press Metal Aluminium Holdings Bhd.	206,500	206,674
Public Bank Bhd.	1,448,100	1,342,414
Tenaga Nasional Bhd.	183,900	416,788
		3,713,619
Mexico — 4.0%
America Movil SAB de CV	727,533	656,456
Arca Continental SAB de CV	85,354	970,402
Banco del Bajio SA (a)	91,244	348,245
Cemex SAB de CV *	540,852	448,419
Coca-Cola Femsa SAB de CV	37,265	354,171
Corp. Inmobiliaria Vesta SAB de CV	211,195	802,495
Fomento Economico Mexicano SAB de CV	147,365	1,995,547
Gentera SAB de CV	526,357	714,694
Grupo Aeroportuario del Pacifico SAB de CV, Class B	211,320	3,290,460
Grupo Aeroportuario del Sureste SAB de CV, Class B	65,027	1,892,797
Grupo Financiero Banorte SAB de CV, Class O	821,325	8,351,398
Grupo Mexico SAB de CV	55,651	286,864
Kimberly-Clark de Mexico SAB de CV, Class A	1,199,593	2,723,766
Qualitas Controladora SAB de CV	46,043	510,094
Regional SAB de CV	104,486	967,003
Southern Copper Corp.	13,252	1,087,989
Wal-Mart de Mexico SAB de CV	2,062,319	8,518,157
		33,918,957
Panama — 0.1%
Copa Holdings SA, Class A	5,023	482,509
Peru — 0.4%
Credicorp Ltd.	25,349	3,762,552

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Poland — 0.7%
Bank Polska Kasa Opieki SA	28,236	1,086,129
Dino Polska SA * (a)	9,732	1,050,351
InPost SA *	17,649	265,085
KRUK SA	3,442	389,708
LPP SA	153	594,935
Powszechny Zaklad Ubezpieczen SA	189,136	2,277,229
		5,663,437
Portugal — 0.2%
Jeronimo Martins SGPS SA	81,821	1,860,881
Qatar — 0.3%
Ooredoo QPSC	162,383	477,204
Qatar Gas Transport Co. Ltd.	551,789	525,664
Qatar National Bank QPSC	361,284	1,536,712
		2,539,580
Russia — 0.0% ^
Gazprom PJSC, ADR ‡ *	12,780	1,426
Gazprom PJSC ‡ *	1,135,066	60,041
Magnitogorsk Iron & Steel Works PJSC, GDR ‡ * (a)	12,378	1,869
MMC Norilsk Nickel PJSC, ADR ‡ *	2,018	969
MMC Norilsk Nickel PJSC ‡	2,036	9,050
Moscow Exchange MICEX-RTS PJSC ‡	571,670	13,582
Rosneft Oil Co. PJSC ‡	141,777	9,705
Sberbank of Russia PJSC ‡	629,236	18,251
Severstal PAO, GDR ‡ * (a)	98,048	31,375
VTB Bank PJSC ‡ *	168,450,798	795
X5 Retail Group NV, GDR ‡ * (a)	13,771	3,324
		150,387
Saudi Arabia — 3.3%
Ades Holding Co. *	91,983	489,582
Al Rajhi Bank	172,665	3,854,388
Al-Dawaa Medical Services Co.	12,924	396,310
Aldrees Petroleum and Transport Services Co.	13,112	564,304
Alinma Bank	141,077	1,553,860
Arabian Centres Co. Ltd.	57,644	311,981
Arabian Contracting Services Co.	12,612	875,081
Bupa Arabia for Cooperative Insurance Co.	8,951	492,836
Catrion Catering Holding Co.	16,459	505,607
Elm Co.	4,463	1,071,316
Etihad Etisalat Co.	45,692	634,797
Jarir Marketing Co.	69,743	283,428
Leejam Sports Co. JSC	14,227	732,955
Mouwasat Medical Services Co.	44,762	1,414,616
Riyad Bank	104,891	791,646
Riyadh Cables Group Co.	39,411	1,107,145
Saudi Arabian Oil Co. (a)	257,070	2,094,116
Saudi Awwal Bank	70,534	673,837

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
Saudi Basic Industries Corp.	71,010	1,472,009
Saudi National Bank (The)	526,737	5,688,512
Saudi Telecom Co.	133,463	1,452,293
Saudia Dairy & Foodstuff Co.	8,197	786,891
Theeb Rent A Car Co.	14,317	247,480
United International Transportation Co.	47,463	1,048,994
		28,543,984
South Africa — 3.8%
Absa Group Ltd.	50,384	439,929
AVI Ltd.	250,503	1,114,402
Bid Corp. Ltd.	177,787	4,312,373
Bidvest Group Ltd. (The)	141,217	1,861,749
Capitec Bank Holdings Ltd.	43,153	4,596,098
Clicks Group Ltd.	146,445	2,353,914
Exxaro Resources Ltd.	26,339	262,406
FirstRand Ltd.	1,599,646	5,793,472
Gold Fields Ltd.	97,897	1,444,497
Mr Price Group Ltd.	38,190	349,498
MTN Group Ltd.	110,799	565,402
Naspers Ltd., Class N	13,098	2,194,769
Sanlam Ltd.	548,247	2,091,669
Shoprite Holdings Ltd.	74,374	1,078,478
Standard Bank Group Ltd.	236,792	2,526,203
Truworths International Ltd.	64,516	269,022
Vodacom Group Ltd.	311,952	1,555,553
		32,809,434
South Korea — 12.9%
AfreecaTV Co. Ltd. *	9,591	744,412
BGF retail Co. Ltd. *	11,442	1,210,997
CJ CheilJedang Corp.	3,484	760,802
Coupang, Inc. *	27,673	387,422
Coway Co. Ltd. *	13,178	546,620
DB Insurance Co. Ltd. *	5,014	330,753
Eugene Technology Co. Ltd.	25,069	786,763
HAESUNG DS Co. Ltd. *	6,392	239,508
Hana Financial Group, Inc.	76,609	2,739,343
Hankook Tire & Technology Co. Ltd. *	43,132	1,650,840
Hansol Chemical Co. Ltd. *	2,574	385,266
HK inno N Corp. *	14,557	455,628
HL Mando Co. Ltd. *	5,984	157,085
Hotel Shilla Co. Ltd.	9,170	399,427
HSD Engine Co. Ltd. *	46,036	294,924
Hugel, Inc. *	12,205	1,386,464
Hyundai Glovis Co. Ltd. *	6,280	822,320
Hyundai Marine & Fire Insurance Co. Ltd. *	27,180	690,321
Hyundai Mobis Co. Ltd.	17,264	2,706,192
Hyundai Motor Co.	14,743	2,144,373

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
Industrial Bank of Korea *	77,199	724,313
Kakao Corp. *	10,842	423,985
KakaoBank Corp. *	11,654	236,870
KB Financial Group, Inc.	143,437	6,087,142
Kia Corp. *	70,265	5,397,130
KIWOOM Securities Co. Ltd. *	12,395	895,908
Korea Investment Holdings Co. Ltd. *	16,569	760,785
Korean Air Lines Co. Ltd. *	33,293	559,753
Kumho Petrochemical Co. Ltd. *	4,468	416,633
LG Chem Ltd.	14,083	4,566,907
LG Energy Solution Ltd. *	3,944	1,119,468
LG H&H Co. Ltd.	4,688	1,062,536
Lotte Chemical Corp. *	1,960	191,719
Millie Seojae Co. Ltd. *	19,555	356,237
NAVER Corp.	24,136	3,599,213
NCSoft Corp. *	11,149	1,645,480
Nexon Games Co. Ltd. *	16,654	185,799
Orion Corp.	3,991	276,037
Park Systems Corp. *	2,668	343,062
POSCO Holdings, Inc.	2,717	862,050
Samsung Biologics Co. Ltd. * (a)	3,588	2,258,547
Samsung C&T Corp.	17,674	1,825,804
Samsung Electro-Mechanics Co. Ltd.	25,352	2,636,633
Samsung Electronics Co. Ltd.	564,516	30,674,016
Samsung Fire & Marine Insurance Co. Ltd. *	6,154	1,217,752
Samsung Life Insurance Co. Ltd.	10,577	549,640
Samsung SDS Co. Ltd.	2,810	319,555
Samsung Securities Co. Ltd.	6,489	182,394
Shinhan Financial Group Co. Ltd.	97,322	2,981,954
SK Hynix, Inc.	102,141	10,228,469
SK IE Technology Co. Ltd. * (a)	20,343	1,127,552
SK Innovation Co. Ltd. *	10,124	882,243
SK Telecom Co. Ltd.	26,977	1,014,299
SK, Inc.	11,896	1,630,687
SKC Co. Ltd. *	14,727	844,341
SM Entertainment Co. Ltd. *	5,787	329,332
S-Oil Corp.	31,277	1,590,131
SOLUM Co. Ltd. *	32,499	666,958
Soulbrain Co. Ltd.	1,723	347,424
ST Pharm Co. Ltd. *	4,919	227,534
YG Entertainment, Inc. *	7,749	256,866
		110,342,618
Spain — 0.0% ^
Banco Bilbao Vizcaya Argentaria SA	40,787	381,744
Taiwan — 16.9%
Accton Technology Corp.	273,000	4,592,558
Advantech Co. Ltd.	373,629	4,027,426

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Arcadyan Technology Corp.	54,000	297,323
ASE Technology Holding Co. Ltd.	670,000	2,896,930
Asia Vital Components Co. Ltd.	56,000	760,554
ASPEED Technology, Inc.	11,500	1,129,527
AUO Corp.	781,000	456,416
Chailease Holding Co. Ltd.	439,974	2,435,487
China Steel Corp.	2,347,000	1,880,729
Chroma ATE, Inc.	77,000	492,130
Chunghwa Telecom Co. Ltd.	283,000	1,072,828
CTBC Financial Holding Co. Ltd.	2,800,000	2,540,194
Delta Electronics, Inc.	563,000	5,038,058
E.Sun Financial Holding Co. Ltd.	3,007,013	2,373,403
Eclat Textile Co. Ltd.	128,000	2,234,019
Elite Material Co. Ltd.	27,000	396,647
eMemory Technology, Inc.	25,000	2,229,738
Eva Airways Corp.	329,000	331,626
Evergreen Marine Corp. Taiwan Ltd.	208,000	997,686
Faraday Technology Corp.	132,000	1,744,632
Feng TAY Enterprise Co. Ltd.	71,520	368,759
Fubon Financial Holding Co. Ltd.	1,476,930	3,035,902
Global Unichip Corp.	40,000	1,963,868
Hon Hai Precision Industry Co. Ltd.	1,096,000	3,585,262
Jentech Precision Industrial Co. Ltd.	18,000	430,873
Largan Precision Co. Ltd.	34,000	2,695,680
Lite-On Technology Corp.	233,000	806,906
Lotes Co. Ltd.	17,000	536,280
Makalot Industrial Co. Ltd.	61,000	699,744
MediaTek, Inc.	147,000	4,536,071
Mega Financial Holding Co. Ltd.	1,330,750	1,598,525
Micro-Star International Co. Ltd.	149,000	864,205
Nan Ya Plastics Corp.	528,000	1,023,269
Nien Made Enterprise Co. Ltd.	77,000	823,158
Novatek Microelectronics Corp.	358,000	5,831,715
Nuvoton Technology Corp.	80,000	327,433
Pegatron Corp.	328,000	864,664
Powertech Technology, Inc.	83,000	385,343
Poya International Co. Ltd.	32,000	527,244
President Chain Store Corp.	377,000	3,178,622
Primax Electronics Ltd.	144,000	301,867
Quanta Computer, Inc.	461,000	3,645,136
Realtek Semiconductor Corp.	304,000	4,549,482
Taiwan Cement Corp.	476,961	485,419
Taiwan Semiconductor Manufacturing Co. Ltd.	2,682,000	53,689,617
Unimicron Technology Corp.	258,000	1,447,453
United Microelectronics Corp.	841,000	1,309,991
Vanguard International Semiconductor Corp.	922,000	2,163,353

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Wiwynn Corp.	47,000	3,313,540
Yageo Corp.	60,000	1,055,347
		143,972,639
Thailand — 1.5%
Advanced Info Service PCL	115,600	710,332
Airports of Thailand PCL	467,300	784,374
Bangkok Bank PCL, NVDR	91,900	365,225
Bangkok Dusit Medical Services PCL, Class F	720,600	555,295
Bumrungrad Hospital PCL, NVDR	37,000	250,329
Central Pattana PCL, NVDR	184,100	335,606
Central Retail Corp. PCL, NVDR	157,500	147,269
CP ALL PCL	350,500	515,972
Delta Electronics Thailand PCL, NVDR	181,400	401,441
Gulf Energy Development PCL	230,600	282,447
Intouch Holdings PCL, NVDR	115,700	240,265
Kasikornbank PCL, NVDR	64,000	216,772
Krung Thai Bank PCL, NVDR	1,218,700	546,239
Minor International PCL, NVDR	205,400	176,598
PTT Exploration & Production PCL	515,500	2,171,857
PTT Global Chemical PCL	160,900	151,716
PTT PCL	651,200	619,491
SCB X PCL	828,400	2,424,714
Siam Cement PCL (The) (Registered)	207,300	1,577,917
Thai Oil PCL	325,963	501,488
		12,975,347
Turkey — 0.2%
BIM Birlesik Magazalar A/S	49,598	621,956
Ford Otomotiv Sanayi A/S	11,081	322,078
Turk Hava Yollari AO *	69,783	625,527
Turkiye Petrol Rafinerileri A/S	75,394	371,454
		1,941,015
United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	89,146	218,439
Abu Dhabi Islamic Bank PJSC	226,073	689,369
ADNOC Drilling Co. PJSC	351,641	351,359
Adnoc Gas plc	337,850	295,830
ADNOC Logistics & Services	308,174	329,741
Aldar Properties PJSC	603,203	837,565
Dubai Electricity & Water Authority PJSC	1,754,859	1,199,226
Dubai Islamic Bank PJSC	155,365	267,335
Emaar Properties PJSC	653,667	1,321,631
Emirates NBD Bank PJSC	153,470	739,574
First Abu Dhabi Bank PJSC	351,347	1,400,713
		7,650,782
United Kingdom — 0.2%
Anglogold Ashanti plc	15,422	275,978

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Endava plc, ADR *	2,769	195,962
HSBC Holdings plc	118,800	928,755
		1,400,695
United States — 0.8%
EPAM Systems, Inc. *	5,753	1,599,967
ExlService Holdings, Inc. *	29,239	914,596
Globant SA *	10,273	2,422,476
Parade Technologies Ltd.	47,400	1,681,617
		6,618,656
Total Common Stocks (Cost $897,473,233)		852,872,514
	NO. OF RIGHTS
Rights — 0.0% ^
Brazil — 0.0% ^
Localiza Rent a Car SA, expiring 2/5/2024*(Cost $—)	688	1,388
	SHARES
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (b) (c)(Cost $5,062,517)	5,058,585	5,062,126
Total Investments — 100.4% (Cost $902,535,750)		857,936,028
Liabilities in Excess of Other Assets — (0.4)%		(3,315,845)
NET ASSETS — 100.0%		854,620,183

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
RTS	Russian Trading System
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2024.
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	18.2%
Semiconductors & Semiconductor Equipment	11.9
Technology Hardware, Storage & Peripherals	5.4
IT Services	4.6
Interactive Media & Services	4.3
Broadline Retail	4.0
Oil, Gas & Consumable Fuels	3.9
Insurance	3.8
Consumer Staples Distribution & Retail	3.5
Electronic Equipment, Instruments & Components	2.9
Beverages	2.4
Automobiles	2.2
Food Products	1.9
Hotels, Restaurants & Leisure	1.9
Household Durables	1.8
Chemicals	1.7
Automobile Components	1.5
Entertainment	1.5
Metals & Mining	1.4
Capital Markets	1.4
Machinery	1.3
Financial Services	1.1
Personal Care Products	1.1
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	14.7
Short-Term Investments	0.6

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$557,147	$—	$557,147
Austria	—	358,542	—	358,542
Brazil	54,428,183	—	—	54,428,183
Chile	3,185,098	—	—	3,185,098
China	12,370,538	199,617,089	—	211,987,627
Colombia	542,543	—	—	542,543
Czech Republic	—	359,375	—	359,375
Georgia	333,436	—	—	333,436
Ghana	476,455	—	—	476,455
Greece	2,605,301	2,066,078	—	4,671,379
Hong Kong	—	10,461,165	—	10,461,165
Hungary	3,406,772	—	—	3,406,772
India	11,349,215	131,765,411	—	143,114,626
Indonesia	151,955	18,394,715	—	18,546,670
Kazakhstan	128,432	—	—	128,432
Kuwait	—	858,872	—	858,872
Macau	—	727,356	—	727,356
Malaysia	416,788	3,296,831	—	3,713,619
Mexico	33,918,957	—	—	33,918,957
Panama	482,509	—	—	482,509
Peru	3,762,552	—	—	3,762,552
Poland	594,935	5,068,502	—	5,663,437
Portugal	—	1,860,881	—	1,860,881
Qatar	477,204	2,062,376	—	2,539,580
Russia	—	—	150,387	150,387
Saudi Arabia	4,308,341	24,235,643	—	28,543,984
South Africa	20,273,032	12,536,402	—	32,809,434
South Korea	387,422	109,955,196	—	110,342,618
Spain	—	381,744	—	381,744
Taiwan	—	143,972,639	—	143,972,639
Thailand	1,329,823	11,645,524	—	12,975,347
Turkey	322,078	1,618,937	—	1,941,015
United Arab Emirates	4,632,608	3,018,174	—	7,650,782
United Kingdom	195,962	1,204,733	—	1,400,695
United States	4,937,039	1,681,617	—	6,618,656
Total Common Stocks	165,017,178	687,704,949	150,387	852,872,514
Rights	1,388	—	—	1,388
Short-Term Investments
Investment Companies	5,062,126	—	—	5,062,126
Total Investments in Securities	$170,080,692	$687,704,949	$150,387	$857,936,028
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan ActiveBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.47% (a) (b)	$4,916,639	$57,257,771	$57,113,264	$1,835	$(855)	$5,062,126	5,058,585	$48,047	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	—	500,000	500,050	50	—	—	—	76	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	—	1,634,444	1,634,444	—	—	—	—	2,010	—
Total	$4,916,639	$59,392,215	$59,247,758	$1,885	$(855)	$5,062,126		$50,133	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.